Securities Securities - U.S. GSE, Agency, and Treasury Securities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity debt securities, Amortized Cost	$ 35,265	$ 427
Held-to-maturity Securities, Fair Value	35,442	427
Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity debt securities, Amortized Cost	87,898	123,662
Held-to-maturity Securities, Fair Value	89,243	123,107
Government National Mortgage Association Certificates and Obligations (GNMA) [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity debt securities, Amortized Cost	102,960	72,863
Held-to-maturity Securities, Fair Value	106,200	74,305
Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity debt securities, Amortized Cost	26,617	30,523
Held-to-maturity Securities, Fair Value	27,129	30,822
United States Treasury Securities Exceeding Ten Percent Of Consolidated Shareholders Equity [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity debt securities, Amortized Cost	39,946	46,576
Held-to-maturity Securities, Fair Value	$ 39,164	$ 46,081